COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8. COMMITMENTS AND CONTINGENCIES

  Aptar Pharma—Gel Packaging Machine

        The Company has a commitment with Aptar Pharma to purchase a gel packaging machine for $844,740. As of September 30, 2012, the Company had paid Aptar $804,132. The remaining obligation of $40,608 is due upon the shipment, assembly and calibration of the machine at a location designated by the Company. In light of the Company's pending merger with ANI (see Note 10, "Subsequent Events"), the Company is evaluating the future plans for this gel packaging machine.

  Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and the Company's President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. Although a substantially similar complaint was filed in the same court on February 21, 2012, such complaint was voluntarily dismissed by the plaintiff in April 2012. The plaintiff seeks to represent a class of persons who purchased the Company's securities between February 10, 2010 and December 15, 2011, and seeks unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. The Company believes the action is without merit and intends to defend the action vigorously. On October 10, 2012, the District Court entered an order setting the dates on which the plaintiff's consolidated amended complaint is due and establishing a briefing schedule on the defendants' anticipated motion to dismiss. On November 6, 2012, plaintiff filed a consolidated amended complaint; the Company and Mr. Simes intend to file motions to dismiss the consolidated amended complaint on or before December 21, 2012.

        On May 7, 2012, Jerome W. Weinstein, a purported stockholder of the Company filed a shareholder derivative action in the United States District Court for the Northern District of Illinois under the caption Weinstein v. BioSante Pharmaceuticals, Inc. et al., naming the Company's directors as defendants and the Company as a nominal defendant. A substantially similar complaint was filed in the same court on May 22, 2012 and another substantially similar complaint was filed in the Circuit Court for Cook County, Illinois, County Department, Chancery Division, on June 27, 2012. The suits generally related to the same events that are the subject of the class action litigation described above. The complaints allege breaches of fiduciary duty, abuse of control, gross mismanagement and unjust enrichment as causes of action occurring from at least February 2010 through December 2011. The complaints seek unspecified damages, punitive damages, costs and disbursements and unspecified reform and improvements in the Company's corporate governance and internal control procedures. On September 24, 2012, the District Court consolidated the two cases before it and entered a stipulation and order setting the dates on which the plaintiff's consolidated amended complaint is due and establishing a briefing schedule on defendants' anticipated motions to dismiss. The Company expects a similar scheduling order to be entered in the action pending in Illinois state court.

        The lawsuits are in their early stages; and, therefore, the Company is unable to predict the outcome of the lawsuits and the possible loss or range of loss, if any, associated with their resolution or any potential effect the lawsuits may have on the Company's operations. Depending on the outcome or resolution of these lawsuits, they could have a material effect on the Company's operations, including its financial condition, results of operations, or cash flows.

        The Company is not involved in any other legal actions, however, from time to time may be subject to various pending or threatened legal actions and proceedings, including those that arise in the ordinary course of its business. Such matters are subject to many uncertainties and to outcomes that are not predictable with reasonable assurance and that may not be known for extended periods of time.

13. COMMITMENTS AND CONTINGENCIES

  Antares Pharma, Inc. License

        The Company's license agreement with Antares Pharma, Inc. requires the Company to fund the development of the licensed products, make milestone payments and pay royalties on the sales of products related to this license. In 2011, 2010 and 2009, the Company paid or accrued $335,160, $152,228 and $63,749, respectively, to Antares as a result of royalties generated by Elestrin revenues. Pursuant to a separate agreement with Antares and related to the December 2009 license amendment with Azur Pharma International II Limited (now known as Jazz Pharmaceuticals, in light of Jazz Pharmaceuticals' acquisition of Azur), the Company paid Antares an aggregate of $268,750 in February 2010, which is recorded in licensing expense.

  Wake Forest License

        In April 2002, the Company exclusively in-licensed from Wake Forest University Health Sciences and Cedars-Sinai Medical Center three issued U.S. patents claiming triple component therapy (the combination use of estrogen plus progestogen plus androgen, e.g. testosterone) and obtained an option to license the patents for triple component contraception. The financial terms of the license include an upfront payment by the Company in exchange for exclusive rights to the license and regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed. In July 2005, the Company exercised the option for an exclusive license for the three U.S. patents for triple component contraception. The financial terms of this license include an upfront payment, regulatory milestone payments, maintenance payments and royalty payments by the Company if a product incorporating the licensed technology gets approved and subsequently marketed.

        Future minimum maintenance payments due under this agreement are as follows:

Year	Minimum Amount Due
2012	$80,000
2013	80,000
2014	80,000
2015	80,000
2016	40,000
Thereafter	80,000

        Under the terms of the license agreement with the Wake Forest University Health Sciences and Cedars-Sinai Medical Center, the Company has the right to terminate the license at any time.

        The Company has agreed to indemnify, hold harmless and defend Wake Forest University Health Sciences and Cedars-Sinai Medical Center against any and all claims, suits, losses, damages, costs, fees and expenses resulting from or arising out of exercise of the license agreement, including but not limited to, any product liability claims. The Company has not recorded any liability in connection with this obligation as no events occurred that would require indemnification.

  Aptar Pharma—Gel Filling Machine

        The Company currently has a commitment with Aptar Pharma to purchase a gel filling machine for $842,740. As of December 31, 2011, the Company has paid $337,096 resulting in a remaining obligation of $505,644.

  Pending Litigation

        On February 3, 2012, a purported class action lawsuit was filed in the United States District Court for the Northern District of Illinois under the caption Thomas Lauria, on behalf of himself and all others similarly situated v. BioSante Pharmaceuticals, Inc. and Stephen M. Simes naming the Company and the Company's President and Chief Executive Officer, Stephen M. Simes, as defendants. The complaint alleges that certain of the Company's disclosures relating to the efficacy of LibiGel and its commercial potential were false and/or misleading and that such false and/or misleading statements had the effect of artificially inflating the price of the Company's securities resulting in violations of Section 10(b) of the Securities Exchange Act of 1934, as amended (Exchange Act), Rule 10b-5 and Section 20(a) of the Exchange Act. A substantially similar complaint was filed in the same court on February 21, 2012. The plaintiffs seek to represent a class of persons who purchased the Company's securities between February 8, 2010 and December 15, 2011, and seek unspecified compensatory damages, equitable and/or injunctive relief, and reasonable costs, expert fees and attorneys' fees on behalf of such purchasers. BioSante believes the actions are without merit and intends to defend the actions vigorously. Additional lawsuits may be filed and, at this time, because the litigation is in its early stages, the Company is unable to predict the outcome of these lawsuits, the possible loss or range of loss, if any, associated with their resolution or any potential effect they may have on BioSante's operations. Failure by the Company to obtain a favorable resolution of the lawsuits, however, could have a material effect on the Company's financial condition, results of operations, cash flows or its operations.